UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.1%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$1,495	$1,606,736
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,295,888

		3,902,624

Arizona — 0.6%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,511,625
5.25%, 10/01/28	650	661,915

		2,173,540

California — 29.3%
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (a)	2,000	289,220
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	643,731
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 1/01/28 (b)	10,100	11,475,923
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM):
5.58%, 8/01/13 (c)	7,450	6,158,244
5.40%, 8/01/36 (a)	4,200	791,196
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	1,100	1,113,453
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1 (b):
6.63%, 6/01/13	6,500	7,390,045
6.75%, 6/01/13	14,500	16,530,145
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	4,000	3,639,760
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	17,500	17,785,425

Municipal Bonds	Par (000)	Value

California (concluded)
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (a):
5.15%, 8/01/31	$13,575	$3,549,727
5.16%, 8/01/32	14,150	3,418,498
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,569,250
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	2,700	2,720,763
San Francisco City & County Public Utilities Commission, Refunding RB, Series A (AGM), 5.00%, 11/01/31	15,000	15,081,000
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC), 5.50%, 1/15/31 (a)	53,000	10,415,560
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,350	2,399,844

		105,971,784

Colorado — 0.3%
Regional Transportation District, COP, Series A, 5.38%, 6/01/31 (d)	960	961,766

District of Columbia — 2.6%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	9,500	9,518,240

Florida — 13.0%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	2,000	2,018,580
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,000	3,017,040
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	950	977,578
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,800	2,747,836
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.25%, 10/01/38 (a)	25,520	3,872,405
Jackson Health System (AGC), 5.75%, 6/01/39	2,300	2,395,013
Water & Sewer System (AGM), 5.00%, 10/01/39	10,100	10,153,934

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, Refunding RB (AGM), 5.00%, 7/01/35	$1,300	$1,251,874
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (Ginnie Mae), 5.45%, 7/01/33	4,210	4,315,376
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	7,500	7,723,875
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	2,385	2,454,237
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	5,590	5,828,190
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	307,056

		47,062,994

Georgia — 0.2%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	900	905,454

Hawaii — 1.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/35	5,000	5,021,900

Illinois — 5.1%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,696,825
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	600	602,304
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	7,310	7,213,581
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	1,475	1,517,613
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/27	4,800	4,957,824
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,400	1,416,296

		18,404,443

Indiana — 1.3%
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	2,050	2,035,137
Series B, 5.75%, 1/01/34	450	471,839
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,000	2,118,940

		4,625,916

Iowa — 1.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,272,200

Kentucky — 0.4%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,587,660

Municipal Bonds	Par (000)	Value

Louisiana — 2.1%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	$7,500	$7,729,200

Michigan — 2.8%
City of Detroit Michigan, RB:
Senior Lien, Series A (NPFGC), 5.00%, 7/01/30	1,000	962,490
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	2,480	2,393,324
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,900	2,959,276
System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	100	92,527
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,152,040
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	465	460,476

		10,020,133

Nevada — 5.1%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	4,100	4,081,755
Subordinate Lien, Series A2 (BHAC), 5.00%, 7/01/30	2,500	2,525,200
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,650	1,671,763
Truckee Meadows Water Authority, RB, Series A (AGM), 5.00%, 7/01/11 (b)	10,000	10,276,200

		18,554,918

New York — 1.8%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,432,119
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 140th Series, 5.00%, 12/01/34	5,000	5,110,750

		6,542,869

North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,875	2,555,703

Ohio — 0.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,125	1,115,404

Pennsylvania — 1.4%
City of Philadelphia Pennsylvania, RB, Series A (AGM), 5.00%, 6/15/40	5,000	4,984,550

Puerto Rico — 1.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	5,300	5,741,225

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	$2,625	$2,853,217

South Carolina — 4.3%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40 (d)	5,000	5,018,450
South Carolina Transportation Infrastructure Bank, RB, Junior Lien, Series B (AMBAC), 5.13%, 10/01/11 (b)	10,000	10,400,800

		15,419,250

Tennessee — 5.0%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM) (a):
5.84%, 1/01/22	7,500	4,092,225
5.88%, 1/01/23	9,260	4,736,860
5.90%, 1/01/24	8,500	4,085,355
5.91%, 1/01/25	6,850	3,094,556
5.93%, 1/01/26	5,000	2,115,650

		18,124,646

Texas — 27.7%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	4,165	4,367,252
City of San Antonio Texas, Refunding RB (NPFGC):
5.13%, 5/15/29	9,250	9,615,190
5.13%, 5/15/34	10,000	10,297,300
Comal ISD, GO, School Building (PSF- GTD), 5.00%, 2/01/36	2,500	2,555,775
Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 5.64%, 8/15/30 (a)	10,030	4,100,866
County of Harris Texas, GO (NPFGC) (a):
5.56%, 8/15/25	7,485	4,138,307
5.60%, 8/15/28	10,915	5,058,884
County of Harris Texas, Refunding RB, Senior Lien, Toll Road (AGM), 5.00%, 8/15/30	5,510	5,670,341
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 5.93%, 11/15/38	5,785	657,697
CAB, Junior Lien, Series H, 5.94%, 11/15/39	6,160	647,909
Third Lien, Series A-3, 5.97%, 11/15/38	26,890	2,976,185
Third Lien, Series A-3, 5.98%, 11/15/39	27,675	2,846,927
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (a)	3,815	2,034,540
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,077,655
North Texas Tollway Authority, Refunding RB:
First Tier, Series A, 6.00%, 1/01/28	625	658,056
System, First Tier (NPFGC), 5.75%, 1/01/40	23,050	22,887,497

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	$20,000	$18,590,400

		100,180,781

Washington — 5.1%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series C (AMBAC), 5.13%, 7/01/33	3,655	3,675,541
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,231,438
Port of Seattle Washington, RB, Series A (NPFGC), 5.00%, 4/01/31	4,500	4,502,970
Washington Health Care Facilities Authority, RB:
MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	6,400	6,503,872
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	993,880
Providence Health & Services, Series A, 5.25%, 10/01/39	675	682,898

		18,590,599

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,500	1,507,605

Total Municipal Bonds – 115.8%		419,328,621

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,350,518

California — 10.8%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	3,379	3,407,532
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	8,078,400
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,539,750
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,033,450
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	468,984
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,870	4,948,261
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	10,000	9,635,100

		39,111,477

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	$1,080	$1,184,350

Florida — 3.9%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	5,000	5,002,550
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,999	3,045,525
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	6,000	6,040,800

		14,088,875

Hawaii — 2.8%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	10,000	10,097,500

Illinois — 8.0%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	4,722,149
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	24,010	24,134,372

		28,856,521

Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	12,987	13,381,627

Nevada — 1.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	4,197	4,519,099
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,192,323

		6,711,422

New York — 4.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	4,494	4,946,901
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,208,733
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,680,810

		16,836,444

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	648,353

South Carolina — 0.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	600	641,946

Texas — 2.7%
Northside ISD Texas, GO, School Building (PSF-GTD), 5.13%, 6/15/29	9,500	9,876,500

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	$5,000	$5,135,750

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	420,688

Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,601,278

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 42.0%		151,943,249

Total Long-Term Investments (Cost – $575,215,611) – 157.8%		571,271,870

Short-Term Securities

New York — 0.4%
City of New York New York, GO, VRDN, Sub-Series A-6 (AGM Insurance, Dexia Credit Local SBPA), 0.31%, 11/1/26 (f)	1,700	1,700,000

	Shares

Money Market Fund — 2.9%
FFI Institutional Tax-Exempt Fund, 0.15% (g)(h)	10,444,907	10,444,907

Total Short-Term Securities (Cost – $12,144,907) – 3.3%		12,144,907

Total Investments (Cost – $587,360,518*) – 161.1%		583,416,777
Liabilities in Excess of Other Assets – (0.9)%		(3,098,726)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (22.3)%		(80,986,977)
Preferred Shares, at Redemption Value – (37.9)%		(137,254,432)

Net Assets Applicable to Common Shares – 100.0%		$362,076,642

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$506,162,963

Gross unrealized appreciation	$17,658,073
Gross unrealized depreciation	(21,318,771)

Net unrealized depreciation	$(3,660,698)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co.	$961,766	$16,425
Goldman Sachs	$5,018,450	$235,400

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

FFI Institutional Tax-Exempt Fund	9,416,737	1,028,170	10,444,907	$3,099

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$571,271,870	—	$571,271,870
Short-Term Securities	$10,444,907	1,700,000	—	12,144,907

Total	$10,444,907	$572,971,870	$—	$583,416,777

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: January 26, 2011